                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-3956

                        RIVERSOURCE STRATEGY SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

COLUMBIA EQUITY VALUE FUND
(FORMERLY KNOWN AS RIVERSOURCE EQUITY VALUE FUND)

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
SEPTEMBER 30, 2010

COLUMBIA EQUITY VALUE FUND SEEKS TO PROVIDE SHAREHOLDERS WITH GROWTH OF CAPITAL AND INCOME.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..................................    3

Fund Expenses Example..................................    7

Portfolio of Investments...............................   10

Statement of Assets and Liabilities....................   20

Statement of Operations................................   22

Statements of Changes in Net Assets....................   24

Financial Highlights...................................   26

Notes to Financial Statements..........................   36

Approval of Investment Management Services Agreement...   52

Proxy Voting...........................................   55



SEE THE FUND'S PROSPECTUS FOR RISKS ASSOCIATED WITH INVESTING IN THE FUND.


--------------------------------------------------------------------------------
2  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Columbia Equity Value Fund (the Fund) Class A shares declined 2.70% (excluding sales charge) for the six months ended Sept. 30, 2010.

> The Fund underperformed its benchmark, the Russell 1000(R) Value Index, which lost 2.14% during the six-month period.

> The Fund outperformed the Lipper Large-Cap Value Funds Index, representing the
  Fund's peer group, which fell 3.13% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2010)
--------------------------------------------------------------------------------


                            6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Columbia Equity Value Fund
  Class A (excluding sales
  charge)                     -2.70%   +7.91%   -8.63%   +1.03%   +2.06%
-------------------------------------------------------------------------
Russell 1000 Value Index
  (unmanaged)(1)              -2.14%   +8.90%   -9.39%   -0.48%   +2.59%
-------------------------------------------------------------------------
Lipper Large-Cap Value
  Funds Index
  (unmanaged)(2)              -3.13%   +7.57%   -8.39%   -0.09%   +0.93%
-------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                         COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------



(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

at Sept. 30, 2010
                                                                               SINCE
Without sales charge      6 MONTHS(a)  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION(b)
Class A (inception
  3/20/95)                   -2.70%    +7.91%   -8.63%   +1.03%   +2.06%       N/A
---------------------------------------------------------------------------------------
Class B (inception
  5/14/84)                   -3.03%    +7.09%   -9.33%   +0.26%   +1.28%       N/A
---------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -2.99%    +7.17%   -9.31%   +0.27%   +1.29%       N/A
---------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -2.47%    +8.39%   -8.22%   +1.47%     N/A      +3.84%
---------------------------------------------------------------------------------------
Class R(c) (inception
  12/11/06)                  -2.85%    +7.61%   -8.79%     N/A      N/A      -4.34%
---------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  -2.73%    +7.82%   -8.62%     N/A      N/A      -4.15%
---------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                   -2.61%    +8.07%   -8.45%   +1.20%   +2.23%       N/A
---------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  -2.38%    +8.48%   -8.24%     N/A      N/A      -3.74%
---------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                   -2.58%    +8.05%   -8.61%     N/A      N/A      -3.74%
---------------------------------------------------------------------------------------
Class Z (inception
  9/27/10)                     N/A       N/A      N/A      N/A      N/A      +0.11%(a)
---------------------------------------------------------------------------------------

With sales charge
Class A (inception
  3/20/95)                   -8.29%    +1.70%  -10.42%   -0.16%   +1.46%       N/A
---------------------------------------------------------------------------------------
Class B (inception
  5/14/84)                   -7.88%    +2.09%  -10.11%   -0.08%   +1.28%       N/A
---------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -3.96%    +6.17%   -9.31%   +0.27%   +1.29%       N/A
---------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares. Class I, Class R, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts. Class Z shares are offered to certain eligible investors.

(a) Not annualized.
(b) For classes with less than 10 years performance.
(c) Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.


--------------------------------------------------------------------------------
4  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
   X                      Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the fund's portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

PORTFOLIO BREAKDOWN(1) (at Sept. 30, 2010)
---------------------------------------------------------------------

STOCKS                                     98.5%
------------------------------------------------
Consumer Discretionary                      7.6%
------------------------------------------------
Consumer Staples                            5.7%
------------------------------------------------
Energy                                     15.0%
------------------------------------------------
Financials                                 17.8%
------------------------------------------------
Health Care                                 9.3%
------------------------------------------------
Industrials                                18.0%
------------------------------------------------
Information Technology                     13.0%
------------------------------------------------
Materials                                   7.6%
------------------------------------------------
Telecommunication Services                  3.5%
------------------------------------------------
Utilities                                   1.0%
------------------------------------------------

BONDS                                       0.4%
------------------------------------------------

OTHER(2)                                    1.1%
------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                         COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS(1) (at Sept. 30, 2010)
---------------------------------------------------------------------

XL Group PLC                                3.6%
------------------------------------------------
Lorillard, Inc.                             3.1%
------------------------------------------------
Bank of America Corp.                       3.1%
------------------------------------------------
Chevron Corp.                               3.1%
------------------------------------------------
JPMorgan Chase & Co.                        2.6%
------------------------------------------------
Exxon Mobil Corp.                           2.6%
------------------------------------------------
Hewlett-Packard Co.                         2.5%
------------------------------------------------
EI du Pont de Nemours & Co.                 2.4%
------------------------------------------------
Oracle Corp.                                2.3%
------------------------------------------------
ConocoPhillips                              2.3%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Sept. 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                         COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                    BEGINNING         ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2010(a)  SEPT. 30, 2010  THE PERIOD(b)  EXPENSE RATIO
----------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $  973.00        $5.24          1.06%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,019.75        $5.37          1.06%
----------------------------------------------------------------------------------------------

Class B
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $  969.70        $9.04          1.83%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,015.89        $9.25          1.83%
----------------------------------------------------------------------------------------------

Class C
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $  970.10        $8.99          1.82%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,015.94        $9.20          1.82%
----------------------------------------------------------------------------------------------

Class I
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $  975.30        $2.97           .60%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,022.06        $3.04           .60%
----------------------------------------------------------------------------------------------

Class R
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $  971.50        $6.82          1.38%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,018.15        $6.98          1.38%
----------------------------------------------------------------------------------------------

Class R3
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $  972.70        $5.69          1.15%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,019.30        $5.82          1.15%
----------------------------------------------------------------------------------------------

Class R4
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $  973.90        $4.45           .90%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,020.56        $4.56           .90%
----------------------------------------------------------------------------------------------

Class R5
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $  976.20        $3.22           .65%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,021.81        $3.29           .65%
----------------------------------------------------------------------------------------------

Class W
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000          $  974.20        $4.90           .99%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,020.10        $5.01           .99%

----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                    BEGINNING         ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2010(a)  SEPT. 30, 2010  THE PERIOD(b)  EXPENSE RATIO
----------------------------------------------------------------------------------------------
Class Z
----------------------------------------------------------------------------------------------
  Actual(d)                          $1,000          $1,001.10        $0.08          1.02%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000          $1,019.95        $5.16          1.02%
----------------------------------------------------------------------------------------------


(a) The beginning account value for Class Z is as of Sept. 27, 2010 (when shares became publicly available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 3/365 (to reflect the number of days in the period).
(c) Based on the actual return for the six months ended Sept. 30, 2010: -2.70% for Class A, -3.03% for Class B, -2.99% for Class C, -2.47% for Class I, -2.85% for Class R, -2.73% for Class R3, -2.61% for Class R4, -2.38% for Class R5 and -2.58% for Class W.
(d) Based on the actual return for the period from Sept. 27, 2010 (when shares became publicly available) to Sept. 30, 2010 of +0.11% for Class Z.


--------------------------------------------------------------------------------
                         COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

SEPT. 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.5%)
Honeywell International, Inc.                          167,270             $7,349,844
United Technologies Corp.                              151,442             10,787,213
                                                                      ---------------
Total                                                                      18,137,057
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
United Parcel Service, Inc., Class B                   106,739              7,118,424
-------------------------------------------------------------------------------------

AIRLINES (1.3%)
AMR Corp.                                              142,463(b,d)           893,243
Continental Airlines, Inc., Class B                     96,934(b)           2,407,841
Delta Air Lines, Inc.                                  175,469(b,d)         2,042,459
United Continental Holdings, Inc.                       87,840(b,d)         2,075,659
US Airways Group, Inc.                                 204,471(b,d)         1,891,357
                                                                      ---------------
Total                                                                       9,310,559
-------------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Ford Motor Co.                                         296,304(b,d)         3,626,761
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.1%)
Gilead Sciences, Inc.                                  228,274(b,d)         8,128,837
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.0%)
Morgan Stanley                                         475,193             11,727,763
The Bank of New York Mellon Corp.                      124,054(d)           3,241,531
The Goldman Sachs Group, Inc.                           95,396             13,792,354
                                                                      ---------------
Total                                                                      28,761,648
-------------------------------------------------------------------------------------

CHEMICALS (4.9%)
Air Products & Chemicals, Inc.                          73,430(d)           6,081,473
EI du Pont de Nemours & Co.                            379,925             16,952,254
The Dow Chemical Co.                                   421,414(d)          11,572,028
                                                                      ---------------
Total                                                                      34,605,755
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Wells Fargo & Co.                                      158,628              3,986,322
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
Nokia OYJ, ADR                                         272,017(c,d)         2,728,331
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.5%)
Hewlett-Packard Co.                                    416,914(d)          17,539,572
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.7%)
Bank of America Corp.                                1,664,994             21,828,070
JPMorgan Chase & Co.                                   485,736             18,491,970
                                                                      ---------------
Total                                                                      40,320,040
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
AT&T, Inc.                                             355,879             10,178,139
Frontier Communications Corp.                           75,390(d)             615,936
Verizon Communications, Inc.                           314,076             10,235,738
                                                                      ---------------
Total                                                                      21,029,813
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.4%)
ABB Ltd., ADR                                          228,042(b,c,d)       4,816,247
Emerson Electric Co.                                   100,383              5,286,169
                                                                      ---------------
Total                                                                      10,102,416
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Agilent Technologies, Inc.                              55,388(b)           1,848,298
Tyco Electronics Ltd.                                   77,777(c)           2,272,644
                                                                      ---------------
Total                                                                       4,120,942
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.2%)
Baker Hughes, Inc.                                     162,269              6,912,659
Halliburton Co.                                        352,054(d)          11,642,427
National Oilwell Varco, Inc.                           110,230              4,901,928
Schlumberger Ltd.                                      106,658              6,571,199
                                                                      ---------------
Total                                                                      30,028,213
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.8%)
CVS Caremark Corp.                                     182,689              5,749,223
Wal-Mart Stores, Inc.                                  131,429              7,034,080
                                                                      ---------------
Total                                                                      12,783,303
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.5%)
WellPoint, Inc.                                         59,833(b)           3,388,941
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HOTELS, RESTAURANTS & LEISURE (1.1%)
Carnival Corp. Unit                                    211,062(d)          $8,064,679
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.0%)
General Electric Co.                                   411,217              6,682,276
Siemens AG, ADR                                        143,639(c)          15,139,551
Tyco International Ltd.                                186,110(c)           6,835,820
                                                                      ---------------
Total                                                                      28,657,647
-------------------------------------------------------------------------------------

INSURANCE (7.3%)
ACE Ltd.                                               188,513(c)          10,980,882
Everest Re Group Ltd.                                  104,206(c,d)         9,010,693
The Travelers Companies, Inc.                          136,059              7,088,674
XL Group PLC                                         1,156,404(d)          25,047,710
                                                                      ---------------
Total                                                                      52,127,959
-------------------------------------------------------------------------------------

IT SERVICES (3.3%)
Accenture PLC, Class A                                 174,553(c)           7,416,757
IBM Corp.                                               60,247              8,081,533
Mastercard, Inc., Class A                               36,019              8,068,256
                                                                      ---------------
Total                                                                      23,566,546
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.0%)
Thermo Fisher Scientific, Inc.                         152,483(b)           7,300,886
-------------------------------------------------------------------------------------

MACHINERY (7.4%)
Caterpillar, Inc.                                      198,002(d)          15,578,796
Deere & Co.                                             95,905              6,692,251
Eaton Corp.                                            110,512              9,116,135
Illinois Tool Works, Inc.                              259,668(d)          12,209,589
Ingersoll-Rand PLC                                      87,608(c,d)         3,128,482
Parker Hannifin Corp.                                   86,248              6,042,535
                                                                      ---------------
Total                                                                      52,767,788
-------------------------------------------------------------------------------------

MEDIA (1.5%)
Comcast Corp., Class A                                 172,108(d)           3,111,713
Time Warner, Inc.                                       98,375              3,015,194
Viacom, Inc., Class B                                  131,824(d)           4,770,710
                                                                      ---------------
Total                                                                      10,897,617
-------------------------------------------------------------------------------------

METALS & MINING (2.8%)
Freeport-McMoRan Copper & Gold, Inc.                    94,302              8,052,447
Nucor Corp.                                             92,176(d)           3,521,123
Rio Tinto PLC, ADR                                      52,375(c,d)         3,075,984
Vale SA, ADR                                            92,939(c,d)         2,906,203
Xstrata PLC                                            122,409(c)           2,341,972
                                                                      ---------------
Total                                                                      19,897,729
-------------------------------------------------------------------------------------

MULTILINE RETAIL (2.1%)
Kohl's Corp.                                           138,316(b,d)         7,286,487
Target Corp.                                           147,927              7,905,219
                                                                      ---------------
Total                                                                      15,191,706
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.0%)
Dominion Resources, Inc.                               166,221              7,257,209
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.8%)
Anadarko Petroleum Corp.                               104,781              5,977,756
Apache Corp.                                            88,223(d)           8,624,680
Chevron Corp.                                          267,727             21,699,274
ConocoPhillips                                         276,298(d)          15,867,794
Devon Energy Corp.                                      62,857              4,069,362
Exxon Mobil Corp.                                      295,252             18,243,621
Ultra Petroleum Corp.                                   58,438(b,d)         2,453,227
                                                                      ---------------
Total                                                                      76,935,714
-------------------------------------------------------------------------------------

PHARMACEUTICALS (6.6%)
Abbott Laboratories                                    134,960(d)           7,050,310
Bristol-Myers Squibb Co.                               530,036             14,369,276
Merck & Co., Inc.                                      406,794             14,974,086
Pfizer, Inc.                                           641,151             11,008,563
                                                                      ---------------
Total                                                                      47,402,235
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Pebblebrook Hotel Trust                                 74,756(b,d)         1,346,356
-------------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
CSX Corp.                                               35,311              1,953,405
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Intel Corp.                                            626,973             12,056,690
LSI Corp.                                              590,835(b,d)         2,694,208
Microchip Technology, Inc.                              60,411(d)           1,899,926
Xilinx, Inc.                                            91,880(d)           2,444,927
                                                                      ---------------
Total                                                                      19,095,751
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SOFTWARE (3.6%)
Microsoft Corp.                                        373,643             $9,150,517
Oracle Corp.                                           612,685             16,450,592
                                                                      ---------------
Total                                                                      25,601,109
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.3%)
Best Buy Co., Inc.                                     140,695(d)           5,744,577
Home Depot, Inc.                                       206,181(d)           6,531,814
Staples, Inc.                                          211,167              4,417,614
                                                                      ---------------
Total                                                                      16,694,005
-------------------------------------------------------------------------------------

TOBACCO (3.9%)
Lorillard, Inc.                                        274,043             22,008,393
Philip Morris International, Inc.                       98,886              5,539,594
                                                                      ---------------
Total                                                                      27,547,987
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Sprint Nextel Corp.                                    870,344(b,d)         4,029,693
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $628,856,697)                                                     $702,052,955
-------------------------------------------------------------------------------------





BONDS (0.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE
Ford Motor Co.
 Convertible
 11-15-16                            4.250%          $1,985,000            $2,956,935
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,985,000)                                                         $2,956,935
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.1%)
                                                       SHARES                VALUE(a)
Columbia Short-Term Cash Fund, 0.245%                7,796,329(e)          $7,796,329
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,796,329)                                                         $7,796,329
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (13.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (1.5%)
Antalis US Funding Corp.
 10-07-10                            0.310%           $3,999,001           $3,999,001
Argento Variable Funding Company LLC
 10-25-10                            0.300             1,999,567            1,999,567
Grampian Funding LLC
 10-08-10                            0.290             2,999,299            2,999,299
Rhein-Main Securitisation Ltd.
 10-15-10                            0.500             1,998,722            1,998,722
                                                                      ---------------
Total                                                                      10,996,589
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (4.9%)
Banque et Caisse d'Epargne de l'Etat
 11-22-10                            0.307             2,998,415            2,998,415
Barclays Bank PLC
 10-29-10                            0.340             4,000,000            4,000,000
Caisse des Depots
 12-13-10                            0.345             2,997,386            2,997,386
Credit Industrial et Commercial
 10-20-10                            0.540             2,000,000            2,000,000
DZ Bank AG
 11-16-10                            0.360             4,000,000            4,000,000
Erste Bank der Oesterreichische
 10-01-10                            0.370             1,000,000            1,000,000
 10-13-10                            0.310             3,000,000            3,000,000
Hong Kong Shanghai Bank Corp., Ltd.
 10-29-10                            0.310             4,000,000            4,000,000
La Banque Postale
 11-16-10                            0.345             1,998,832            1,998,832
Nordea Bank Finland PLC
 10-15-10                            0.460             1,997,652            1,997,652
Norinchukin Bank
 10-14-10                            0.565             1,000,000            1,000,000
Union Bank of Switzerland
 10-18-10                            0.455             2,000,000            2,000,000
United Overseas Bank Ltd.
 10-12-10                            0.280             3,999,999            3,999,999
                                                                      ---------------
Total                                                                      34,992,284
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

COMMERCIAL PAPER (0.6%)
Suncorp Metway Ltd.
 10-06-10                            0.300%           $3,999,033           $3,999,033
-------------------------------------------------------------------------------------

                                   EFFECTIVE         PRINCIPAL
ISSUER                               YIELD             AMOUNT                VALUE(a)

REPURCHASE AGREEMENTS (6.5%)(f)
Deutsche Bank AG
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $14,451,536                         0.300%          $14,451,416          $14,451,416
Merrill Lynch Government Securities Income
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $5,000,042                          0.300             5,000,000            5,000,000
MF Global Holdings Ltd.
 dated 09-30-10, matures 10-01-10
 repurchase price
 $7,000,078                          0.400             7,000,000            7,000,000
Pershing LLC
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $10,000,139                         0.500            10,000,000           10,000,000
RBS Securities, Inc.
 dated 09-30-10, matures 10-01-10,
 repurchase price
 $10,000,097                         0.350            10,000,000           10,000,000
                                                                      ---------------
Total                                                                      46,451,416
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $96,439,322)                                                       $96,439,322
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $735,077,348)(g)                                                  $809,245,541
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  -- American Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 9.91% of net assets.

(d) At Sept. 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.


--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


DEUTSCHE BANK AG (0.300%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $7,078,705
Freddie Mac Gold Pool                             7,661,739
-----------------------------------------------------------
Total market value of collateral securities     $14,740,444
-----------------------------------------------------------


MERRILL LYNCH GOVERNMENT SECURITIES INCOME
(0.300%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $2,639,165
Fannie Mae REMICS                                 1,563,690
Government National Mortgage Association            897,152
-----------------------------------------------------------
Total market value of collateral securities      $5,100,007
-----------------------------------------------------------


MF GLOBAL HOLDINGS LTD. (0.400%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
United States Treasury Strip Coupon              $5,360,004
United States Treasury Strip Principal            1,780,073
-----------------------------------------------------------
Total market value of collateral securities      $7,140,077
-----------------------------------------------------------




--------------------------------------------------------------------------------
14  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



PERSHING LLC (0.500%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $4,108,935
Fannie Mae REMICS                                   389,206
Fannie Mae Whole Loan                                10,807
Federal National Mortgage Association               575,187
Freddie Mac Gold Pool                             1,175,548
Freddie Mac Non Gold Pool                           223,005
Freddie Mac REMICS                                  966,806
Ginnie Mae I Pool                                   807,229
Ginnie Mae II Pool                                  416,768
Government National Mortgage Association             92,038
United States Treasury Inflation Indexed
  Bonds                                                 147
United States Treasury Note/Bond                  1,242,590
United States Treasury Strip Coupon                   8,289
United States Treasury Strip Principal              183,445
-----------------------------------------------------------
Total market value of collateral securities     $10,200,000
-----------------------------------------------------------


RBS SECURITIES, INC. (0.350%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
American Express Issuance Trust                     $80,094
Amortizing Residential Collateral Trust             363,138
BA Credit Card Trust                                 58,009
Bear Stearns Asset Backed Securities Trust           89,007
Capital Auto Receivables Asset Trust                  4,047
Capital One Multi-Asset Execution Trust           1,097,132
Capital One Prime Auto Receivables Trust                 36
Chase Issuance Trust                                 79,518
Citibank Credit Card Issuance Trust                 647,730
Citigroup Commercial Mortgage Trust                  56,567
Citigroup/Deutsche Bank Commercial Mortgage
  Trust                                             856,502
Credit-Based Asset Servicing and
  Securitization LLC                                115,822
Discover Card Master Trust I                        200,084
First Franklin Mortgage Loan Asset Backed
  Certificates                                      360,053
First National Master Note Trust                    120,589
Ford Credit Auto Owner Trust                         61,599
Goal Capital Funding Trust                           23,959
Greenwich Capital Commercial Funding Corp           218,122
GS Mortgage Securities Corp II                      847,701
Keycorp Student Loan Trust                            1,430
Massachusetts Educational Financing Authority       118,810
Nelnet Education Loan Funding Inc                   409,200
Nelnet Student Loan Trust                         1,317,400
Nissan Auto Lease Trust                             296,969


--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



RBS SECURITIES, INC. (0.350%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
SLC Student Loan Trust                              $47,899
SLM Student Loan Trust                            2,637,116
Structured Asset Investment Loan Trust               72,708
Terwin Mortgage Trust                               318,837
-----------------------------------------------------------
Total market value of collateral securities     $10,500,078
-----------------------------------------------------------



(g) At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $735,077,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $94,244,000
     Unrealized depreciation                         (20,075,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $74,169,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
16  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2010:

                                               FAIR VALUE AT SEPT. 30, 2010
                            ------------------------------------------------------------------
                                  LEVEL 1            LEVEL 2
                               QUOTED PRICES          OTHER          LEVEL 3
                                 IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)              IDENTICAL ASSETS(b)       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                 $702,052,955               $--         $--        $702,052,955
----------------------------------------------------------------------------------------------
Total Equity Securities          702,052,955                --          --         702,052,955
----------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                            --         2,956,935          --           2,956,935
----------------------------------------------------------------------------------------------
Total Bonds                               --         2,956,935          --           2,956,935
----------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)                 7,796,329                --          --           7,796,329
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                  --        96,439,322          --          96,439,322
----------------------------------------------------------------------------------------------
Total Other                        7,796,329        96,439,322          --         104,235,651
----------------------------------------------------------------------------------------------
Total                           $709,849,284       $99,396,257         $--        $809,245,541
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.



--------------------------------------------------------------------------------
18  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.


--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------


SEPT. 30, 2010 (UNAUDITED)
ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $630,841,697)             $ 705,009,890
  Affiliated money market fund (identified cost $7,796,329)            7,796,329
  Investments of cash collateral received for securities on loan
    (identified cost $96,439,322)                                     96,439,322
--------------------------------------------------------------------------------
Total investments in securities (identified cost $735,077,348)       809,245,541
Capital shares receivable                                              1,254,239
Dividends and accrued interest receivable                                898,604
Receivable for investment securities sold                              1,080,806
--------------------------------------------------------------------------------
Total assets                                                         812,479,190
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   873,348
Payable for investment securities purchased                            1,803,821
Payable upon return of securities loaned                              96,439,322
Accrued investment management services fees                               10,247
Accrued distribution fees                                                  5,426
Accrued transfer agency fees                                              17,866
Accrued administrative services fees                                       1,147
Accrued plan administration services fees                                  4,422
Other accrued expenses                                                   113,047
--------------------------------------------------------------------------------
Total liabilities                                                     99,268,646
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 713,210,544
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     764,726
Additional paid-in capital                                           780,898,082
Undistributed net investment income                                      992,798
Accumulated net realized gain (loss)                                (143,613,255)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          74,168,193
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 713,210,544
--------------------------------------------------------------------------------
*Value of securities on loan                                       $  93,899,214
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
20  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $648,818,888           69,584,522                       $9.32(1)
Class B          $ 30,415,163            3,244,919                       $9.37
Class C          $  4,534,520              490,142                       $9.25
Class I          $ 17,670,852            1,893,110                       $9.33
Class R          $     30,315                3,251                       $9.32
Class R3         $    179,174               19,196                       $9.33
Class R4         $ 10,690,484            1,144,041                       $9.34
Class R5         $    865,104               92,759                       $9.33
Class W          $      3,544                  380                       $9.33
Class Z          $      2,500                  268                       $9.33
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $9.89. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED SEPT. 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  7,818,997
Interest                                                                 63,078
Income distributions from affiliated money market fund                    7,533
Income from securities lending -- net                                    41,135
Foreign taxes withheld                                                   (2,656)
-------------------------------------------------------------------------------
Total income                                                          7,928,087
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,787,638
Distribution fees
  Class A                                                               794,704
  Class B                                                               203,547
  Class C                                                                22,641
  Class R                                                                    72
  Class R3                                                                  217
  Class W                                                                     4
Transfer agency fees
  Class A                                                               683,311
  Class B                                                                47,550
  Class C                                                                 4,999
  Class R                                                                    11
  Class R3                                                                   47
  Class R4                                                                2,537
  Class R5                                                                  131
  Class W                                                                     3
Administrative services fees                                            207,533
Plan administration services fees
  Class R                                                                    31
  Class R3                                                                  217
  Class R4                                                               12,498
Compensation of board members                                            10,204
Custodian fees                                                            5,705
Printing and postage                                                     46,620
Registration fees                                                        22,680
Professional fees                                                        19,975
Other                                                                    13,201
-------------------------------------------------------------------------------
Total expenses                                                        3,886,076
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       4,042,011

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $ (3,371,421)
  Foreign currency transactions                                            (239)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (3,371,660)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (21,812,757)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (25,184,417)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(21,142,406)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                SEPT. 30, 2010  MARCH 31, 2010
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $  4,042,011   $   8,906,489
Net realized gain (loss) on investments                             (3,371,660)    (15,600,750)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                            (21,812,757)    256,124,012
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       (21,142,406)    249,429,751
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                         (3,432,719)     (8,950,194)
    Class B                                                            (29,945)       (368,578)
    Class C                                                             (7,024)        (32,333)
    Class I                                                           (134,214)       (148,997)
    Class R                                                               (112)            (91)
    Class R3                                                              (875)         (2,126)
    Class R4                                                           (62,882)       (125,079)
    Class R5                                                            (6,477)            (84)
    Class W                                                                (19)            (50)
----------------------------------------------------------------------------------------------
Total distributions                                                 (3,674,267)     (9,627,532)

----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                SEPT. 30, 2010  MARCH 31, 2010
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                  $ 49,287,935   $ 107,569,110
  Class B shares                                                       765,084       2,868,657
  Class C shares                                                       312,771         646,568
  Class I shares                                                       386,916       1,152,807
  Class R shares                                                         1,118          21,627
  Class R3 shares                                                        7,572          24,885
  Class R4 shares                                                    1,971,759       5,043,901
  Class R5 shares                                                      822,748              --
  Class Z shares                                                         2,500             N/A
Fund merger (Note 10)
  Class A shares                                                           N/A      22,133,859
  Class B shares                                                           N/A       4,139,066
  Class C shares                                                           N/A         624,494
  Class I shares                                                           N/A      15,960,935
  Class R shares                                                           N/A           3,935
  Class R3 shares                                                          N/A           2,562
  Class R4 shares                                                          N/A          17,860
  Class R5 shares                                                          N/A           2,610
Reinvestment of distributions at net asset value
  Class A shares                                                     3,305,601       8,744,855
  Class B shares                                                        29,223         361,002
  Class C shares                                                         6,703          29,773
  Class I shares                                                       134,151         148,878
  Class R shares                                                            89              39
  Class R3 shares                                                          845           2,065
  Class R4 shares                                                       62,837         125,029
  Class R5 shares                                                        6,430              --
Conversions from Class B to Class A
  Class A shares                                                    12,208,156      15,444,948
  Class B shares                                                   (12,208,156)    (15,444,948)
Payments for redemptions
  Class A shares                                                   (75,477,917)   (137,357,328)
  Class B shares                                                    (6,084,563)    (11,996,134)
  Class C shares                                                      (520,509)     (1,012,169)
  Class I shares                                                      (614,179)       (772,334)
  Class R shares                                                          (101)             --
  Class R3 shares                                                       (6,538)         (6,643)
  Class R4 shares                                                   (1,118,621)     (1,744,254)
  Class R5 shares                                                      (34,344)             --
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     (26,752,490)     16,735,655
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (51,569,163)    256,537,874
Net assets at beginning of period                                  764,779,707     508,241,833
----------------------------------------------------------------------------------------------
Net assets at end of period                                       $713,210,544   $ 764,779,707
----------------------------------------------------------------------------------------------
Undistributed net investment income                               $    992,798   $     625,054
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
CLASS A                                             SEPT. 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.63            $6.54       $11.97      $13.43      $12.16      $10.12
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .12          .16         .15         .14         .12
Net gains (losses) (both realized and
 unrealized)                                              (.31)            3.10        (4.79)       (.66)       1.27        2.03
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.26)            3.22        (4.63)       (.51)       1.41        2.15
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)            (.13)        (.15)       (.18)       (.14)       (.11)
Distributions from realized gains                           --               --         (.65)       (.77)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)            (.13)        (.80)       (.95)       (.14)       (.11)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.32            $9.63        $6.54      $11.97      $13.43      $12.16
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.70%)          49.52%      (39.50%)     (4.39%)     11.67%      21.31%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.06%(b)         1.09%        1.11%       1.06%(c)    1.09%       1.16%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.18%(b)         1.39%        1.68%       1.09%       1.13%       1.04%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $649             $681         $451        $863      $1,038        $928
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              30%          21%         25%         37%         28%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
26  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
CLASS B                                             SEPT. 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.67            $6.57       $12.01      $13.46      $12.19      $10.14
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .06          .09         .05         .04         .01
Net gains (losses) (both realized and
 unrealized)                                              (.31)            3.10        (4.80)       (.66)       1.27        2.06
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.29)            3.16        (4.71)       (.61)       1.31        2.07
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.01)            (.06)        (.08)       (.07)       (.04)       (.02)
Distributions from realized gains                           --               --         (.65)       (.77)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.01)            (.06)        (.73)       (.84)       (.04)       (.02)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.37            $9.67        $6.57      $12.01      $13.46      $12.19
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.03%)          48.26%      (39.94%)     (5.07%)     10.77%      20.39%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.83%(b)         1.85%        1.88%       1.82%(c)    1.86%       1.92%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .36%(b)          .68%         .88%        .33%        .35%        .28%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $30              $50          $50        $121        $185        $226
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              30%          21%         25%         37%         28%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
CLASS C                                             SEPT. 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.55            $6.49       $11.89      $13.34      $12.09      $10.06
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .05          .09         .05         .06         .02
Net gains (losses) (both realized and
 unrealized)                                              (.31)            3.08        (4.76)       (.66)       1.24        2.03
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.29)            3.13        (4.67)       (.61)       1.30        2.05
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.01)            (.07)        (.08)       (.07)       (.05)       (.02)
Distributions from realized gains                           --               --         (.65)       (.77)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.01)            (.07)        (.73)       (.84)       (.05)       (.02)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.25            $9.55        $6.49      $11.89      $13.34      $12.09
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.99%)          48.35%      (39.97%)     (5.07%)     10.81%      20.43%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.82%(b)         1.85%        1.87%       1.82%(c)    1.84%       1.92%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .42%(b)          .62%         .94%        .34%        .38%        .28%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5               $5           $3          $5          $6          $4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              30%          21%         25%         37%         28%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
28  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
CLASS I                                             SEPT. 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.64            $6.55       $11.99      $13.45      $12.18      $10.13
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07              .14          .21         .21         .20         .18
Net gains (losses) (both realized and
 unrealized)                                              (.31)            3.12        (4.80)       (.67)       1.26        2.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.24)            3.26        (4.59)       (.46)       1.46        2.20
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.17)        (.20)       (.23)       (.19)       (.15)
Distributions from realized gains                           --               --         (.65)       (.77)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.17)        (.85)      (1.00)       (.19)       (.15)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.33            $9.64        $6.55      $11.99      $13.45      $12.18
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.47%)          50.13%      (39.22%)     (3.99%)     12.11%      21.90%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .60%(b)          .66%         .69%        .65%        .67%        .72%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.64%(b)         1.50%        2.00%       1.50%       1.54%       1.48%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $18              $18          $--         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              30%          21%         25%         37%         28%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  YEAR ENDED MARCH 31,
CLASS R*                                            SEPT. 30, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(d)
Net asset value, beginning of period                     $9.63            $6.54       $11.98      $13.43       $13.36
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .08          .15         .13          .10
Net gains (losses) (both realized and
 unrealized)                                              (.32)            3.12        (4.79)       (.65)         .04
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.28)            3.20        (4.64)       (.52)         .14
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)            (.11)        (.15)       (.16)        (.07)
Distributions from realized gains                           --               --         (.65)       (.77)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.03)            (.11)        (.80)       (.93)        (.07)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.32            $9.63        $6.54      $11.98       $13.43
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.85%)          49.13%      (39.60%)     (4.45%)       1.04%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.38%(b)         1.45%        1.50%       1.46%        1.38%(b)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.38%(b)         1.45%        1.25%       1.21%        1.38%(b)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .86%(b)          .88%        1.55%        .94%         .81%(b)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              30%          21%         25%          37%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
30  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                  YEAR ENDED MARCH 31,
CLASS R3                                            SEPT. 30, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(d)
Net asset value, beginning of period                     $9.64            $6.55       $11.98      $13.43       $13.36
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .11          .15         .12          .11
Net gains (losses) (both realized and
 unrealized)                                              (.31)            3.10        (4.78)       (.61)         .04
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.26)            3.21        (4.63)       (.49)         .15
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)            (.12)        (.15)       (.19)        (.08)
Distributions from realized gains                           --               --         (.65)       (.77)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)            (.12)        (.80)       (.96)        (.08)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.33            $9.64        $6.55      $11.98       $13.43
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.73%)          49.35%      (39.51%)     (4.22%)       1.11%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.15%(b)         1.17%        1.20%       1.37%        1.12%(b)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.15%(b)         1.17%        1.19%       1.12%(c)     1.12%(b)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.09%(b)         1.32%        1.71%       1.06%        1.08%(b)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              30%          21%         25%          37%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
CLASS R4                                            SEPT. 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008        2007        2006
Net asset value, beginning of period                     $9.65            $6.56       $11.98      $13.44      $12.17      $10.13
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06              .13          .19         .17         .16         .15
Net gains (losses) (both realized and
 unrealized)                                              (.31)            3.10        (4.79)       (.66)       1.27        2.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.25)            3.23        (4.60)       (.49)       1.43        2.17
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)            (.14)        (.17)       (.20)       (.16)       (.13)
Distributions from realized gains                           --               --         (.65)       (.77)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.06)            (.14)        (.82)       (.97)       (.16)       (.13)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.34            $9.65        $6.56      $11.98      $13.44      $12.17
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.61%)          49.64%      (39.30%)     (4.24%)     11.83%      21.51%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .90%(b)          .92%         .97%        .97%        .94%        .98%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .90%(b)          .92%         .93%        .93%        .93%        .98%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.35%(b)         1.53%        1.83%       1.22%       1.28%       1.22%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $11              $10           $4         $12         $12         $13
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              30%          21%         25%         37%         28%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
32  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                  YEAR ENDED MARCH 31,
CLASS R5                                            SEPT. 30, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(d)
Net asset value, beginning of period                     $9.63            $6.54       $11.98      $13.43       $13.36
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07              .15          .20         .20          .13
Net gains (losses) (both realized and
 unrealized)                                              (.30)            3.10        (4.80)       (.65)         .04
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.23)            3.25        (4.60)       (.45)         .17
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.16)        (.19)       (.23)        (.10)
Distributions from realized gains                           --               --         (.65)       (.77)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.16)        (.84)      (1.00)        (.10)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.33            $9.63        $6.54      $11.98       $13.43
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.38%)          50.15%      (39.29%)     (3.98%)       1.25%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .65%(b)          .67%         .75%        .71%         .70%(b)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.57%(b)         1.72%        2.05%       1.44%        1.55%(b)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              30%          21%         25%          37%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  YEAR ENDED MARCH 31,
CLASS W                                             SEPT. 30, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2010         2009        2008       2007(f)
Net asset value, beginning of period                     $9.63            $6.54       $11.98      $13.43       $13.17
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06              .12          .16         .14          .12
Net gains (losses) (both realized and
 unrealized)                                              (.31)            3.10        (4.80)       (.65)         .22
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.25)            3.22        (4.64)       (.51)         .34
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)            (.13)        (.15)       (.17)        (.08)
Distributions from realized gains                           --               --         (.65)       (.77)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)            (.13)        (.80)       (.94)        (.08)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.33            $9.63        $6.54      $11.98       $13.43
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.58%)          49.56%      (39.54%)     (4.36%)       2.59%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .99%(b)         1.03%        1.15%       1.12%        1.03%(b)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.24%(b)         1.45%        1.66%       1.03%        1.14%(b)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18%              30%          21%         25%          37%
---------------------------------------------------------------------------------------------------------------------



                                                    PERIOD ENDED
CLASS Z                                            SEPT. 30, 2010
PER SHARE DATA                                     (UNAUDITED)(g)
Net asset value, beginning of period                    $9.32
-----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .01
-----------------------------------------------------------------
Net asset value, end of period                          $9.33
-----------------------------------------------------------------
TOTAL RETURN                                             .11%
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                          1.02%(b)
-----------------------------------------------------------------
Net investment income (loss)                           11.26%(b)
-----------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--
-----------------------------------------------------------------
Portfolio turnover rate                                   18%
-----------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
34  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
*   Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) For the year ended March 31, 2008, the ratio of net expenses after reduction for waiver/reimbursement, if any, and after reduction for earnings/bank fee credtis was 1.05% for Class A, 1.81% for Class B, 1.81% for Class C and 1.10% for Class R3.
(d) For the period from Dec. 11, 2006 (when shares became publicly available) to March 31, 2007.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f) For the period from Dec. 1, 2006 (when shares became publicly available) to March 31, 2007.
(g) For the period from Sept. 27, 2010 (when shares became publicly available) to Sept. 30, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF SEPT. 30, 2010)

1. ORGANIZATION

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund) (the Fund) is a series of RiverSource Strategy Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities that may provide income, offer the opportunity for long-term capital appreciation, or both.

The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, the Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of the Fund and (ii) shareholders invested in Class B shares of the Fund may exchange those shares for Class B shares of other Columbia, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class I, Class R, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

- Class Z shares are offered without a front-end sales charge or CDSC to certain eligible investors. Class Z shares became effective Sept. 27, 2010.


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36  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

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At Sept. 30, 2010, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W and Class Z shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before

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                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


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38  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

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GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year. On Sept. 9, 2009, an additional dividend was paid before the merger (see Note 10) to ensure that the current shareholders of the Fund would not experience a dilution in their share of the Fund's net investment income.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of

--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2010
At Sept. 30, 2010, the Fund had no outstanding derivatives.


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40  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

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EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPT. 30, 2010


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $4,711
------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                    INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                            $--
------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At Sept. 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount for forward foreign currency contracts opened, and subsequently closed, was $701,000 for the six months ended Sept. 30, 2010.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.53% to 0.40% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $65,472 for the six months ended Sept. 30, 2010. The management fee for the six months ended Sept. 30, 2010 was 0.50% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to

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                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

0.03% as the Fund's net assets increase. The fee for the six months ended Sept. 30, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Sept. 30, 2010, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A, Class B and Class C shares that varied by class and annual asset-based service fees based on the Fund's average daily net assets attributable to Class R, Class R3, Class R4, Class R5 and Class W shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc.), which are intended to reimburse the Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.


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42  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

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The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

For the six months ended Sept. 30, 2010, the Fund's effective transfer agent fee rate as a percentage of average net assets was as follows:

Class A.........................................   0.22%
Class B.........................................   0.23
Class C.........................................   0.22
Class R.........................................   0.07
Class R3........................................   0.06
Class R4........................................   0.05
Class R5........................................   0.05
Class W.........................................   0.20


Class I shares do not pay transfer agent fees.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to Sept. 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R shares for such services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.


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                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,495,000 and $59,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $95,614 for Class A, $21,831 for Class B and $161 for Class C for the six months ended Sept. 30, 2010.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $127,989,611 and $151,326,699, respectively, for the six months ended Sept. 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                       SEPT. 30, 2010   MARCH 31, 2010
----------------------------------------------------------------------
CLASS A
Sold                                      5,434,504        12,527,702
Converted from Class B(a)                 1,364,040         1,902,126
Fund merger                                     N/A         2,556,749
Reinvested distributions                    362,486         1,042,015
Redeemed                                 (8,318,352)      (16,176,946)
----------------------------------------------------------------------
Net increase (decrease)                  (1,157,322)        1,851,646
----------------------------------------------------------------------

CLASS B
Sold                                         83,461           347,168
Fund merger                                     N/A           476,001
Reinvested distributions                      3,214            45,022
Converted to Class A(a)                  (1,359,483)       (1,895,124)
Redeemed                                   (667,186)       (1,420,983)
----------------------------------------------------------------------
Net increase (decrease)                  (1,939,994)       (2,447,916)

----------------------------------------------------------------------


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44  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

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
                                      SIX MONTHS ENDED    YEAR ENDED
                                       SEPT. 30, 2010   MARCH 31, 2010
----------------------------------------------------------------------
CLASS C
Sold                                         34,578            78,097
Fund merger                                     N/A            72,690
Reinvested distributions                        739             3,674
Redeemed                                    (57,637)         (119,817)
----------------------------------------------------------------------
Net increase (decrease)                     (22,320)           34,644
----------------------------------------------------------------------

CLASS I
Sold                                         41,306           130,130
Fund merger                                     N/A         1,841,962
Reinvested distributions                     14,699            16,158
Redeemed                                    (68,166)          (83,527)
----------------------------------------------------------------------
Net increase (decrease)                     (12,161)        1,904,723
----------------------------------------------------------------------

CLASS R(b)
Sold                                            124             2,297
Fund merger                                     N/A               454
Reinvested distributions                         10                 4
Redeemed                                        (12)               --
----------------------------------------------------------------------
Net increase (decrease)                         122             2,755
----------------------------------------------------------------------

CLASS R3
Sold                                            839             2,842
Fund merger                                     N/A               296
Reinvested distributions                         93               246
Redeemed                                       (750)             (738)
----------------------------------------------------------------------
Net increase (decrease)                         182             2,646
----------------------------------------------------------------------

CLASS R4
Sold                                        215,513           603,228
Fund merger                                     N/A             2,059
Reinvested distributions                      6,875            14,690
Redeemed                                   (124,373)         (210,507)
----------------------------------------------------------------------
Net increase (decrease)                      98,015           409,470
----------------------------------------------------------------------

CLASS R5
Sold                                         95,242                --
Fund merger                                     N/A               302
Reinvested distributions                        705                --
Redeemed                                     (3,864)               --
----------------------------------------------------------------------
Net increase (decrease)                      92,083               302

----------------------------------------------------------------------


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                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

                                      SIX MONTHS ENDED    YEAR ENDED
                                       SEPT. 30, 2010   MARCH 31, 2010
----------------------------------------------------------------------
CLASS Z(c)
Sold                                            268               N/A
----------------------------------------------------------------------
Net increase (decrease)                         268               N/A
----------------------------------------------------------------------


(a) Automatic conversion of Class B shares to Class A shares based on the original purchase date.
(b) Effective Sept. 7, 2010, Class R2 shares were renamed Class R shares.
(c) For the period from Sept. 27, 2010 (when shares became publicly available) to Sept. 30, 2010.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Sept. 30, 2010, securities valued at $93,899,214 were on loan, secured by cash collateral of $96,439,322 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of

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46  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

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$41,135 earned from securities lending for the six months ended Sept. 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $73,060,823 and $70,824,192, respectively, for the six months ended Sept. 30, 2010. The income distributions received with respect to the Fund's investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in Columbia Short-Term Cash Fund at Sept. 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended Sept. 30, 2010.


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                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

10. FUND MERGER

At the close of business on Sept. 11, 2009, Columbia Equity Value Fund acquired the assets and assumed the identified liabilities of RiverSource Large Cap Value Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of Columbia Equity Value Fund immediately before the acquisition were $659,845,517 and the combined net assets immediately after the acquisition were $702,730,838.

The merger was accomplished by a tax-free exchange of 12,725,944 shares of RiverSource Large Cap Value Fund valued at $42,885,321.

In exchange for RiverSource Large Cap Value Fund shares and net assets, Columbia Equity Value Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  2,556,749
Class B...........................................    476,001
Class C...........................................     72,690
Class I...........................................  1,841,962
Class R...........................................        454
Class R3..........................................        296
Class R4..........................................      2,059
Class R5..........................................        302


For financial reporting purposes, net assets received and shares issued by Columbia Equity Value Fund were recorded at fair value; however, RiverSource Large Cap Value Fund's cost of investments was carried forward to align ongoing reporting of Columbia Equity Value Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of RiverSource Large Cap Value Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total net assets................................  $ 42,885,321
Capital stock...................................  $ 58,111,704
Excess of distributions over net investment
  income........................................  $       (678)
Accumulated net realized loss...................  $(21,007,215)
Unrealized appreciation.........................  $  5,781,510


The financial statements reflect the operations of Columbia Equity Value Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is

--------------------------------------------------------------------------------
48  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


not practicable to separate the amounts of revenue and earnings of RiverSource Large Cap Value Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on April 1, 2009, Columbia Equity Value Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the year ended March 31, 2010 would have been $9.3 million, ($16.7) million and $254.6 million, respectively.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Columbia Equity Value Fund acquired $14,506,844 of capital loss carry-overs in connection with the RiverSource Large Cap Value Fund merger (Note 10). The yearly utilization of the acquired capital losses is limited by the Internal Revenue Code.

For federal income tax purposes, the Fund had a capital loss carry-over of $133,819,916 at March 31, 2010, that if not offset by capital gains will expire as follows:

  2016         2017           2018
$96,368    $40,190,239    $93,533,309


For the year ended March 31, 2010, $4,357,549 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.


--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones V. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC

--------------------------------------------------------------------------------
50  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matter arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  51

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all funds branded Columbia, RiverSource, Seligman and Threadneedle.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors, including in an executive session without management, various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business

--------------------------------------------------------------------------------
52  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  53

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the legacy RiverSource Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio was below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various legacy RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the legacy RiverSource Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the legacy RiverSource Funds on portfolio

--------------------------------------------------------------------------------
54  COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                        COLUMBIA EQUITY VALUE FUND -- 2010 SEMIANNUAL REPORT  55

COLUMBIA EQUITY VALUE FUND
(formerly known as RiverSource Equity Value Fund)
P.O. Box 8081
Boston, MA 02266-8081

COLUMBIAMANAGEMENT.COM


                                This report must be accompanied or preceded by the Fund's
                                current  prospectus. The Fund is distributed by Columbia
                                Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                  S-6481 U (11/10)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Strategy Series, Inc.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date November 19, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date November 19, 2010